Retirement and Welfare Benefits (Details) - Retirement and Welfare Benefits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement and Welfare Benefits (Details) [Line Items]
Provision for employee benefits	$ 5,701,074	$ 3,429,528	$ 457,998
Cost of revenue		209,120	20,545
Selling and marketing expenses	994,290	591,410	90,542
General and administrative expenses	642,496	456,370	83,886
Research and development expenses	$ 4,064,288	$ 2,172,628	$ 263,025